Redwood Managed Volatility Portfolio
FUND SUMMARY
Investment Objective:
The Redwood Managed Volatility Portfolio (the “Portfolio”) seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. If these expenses and changes were included, the Portfolio’s annual operating expenses would be higher. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Redwood Managed Volatility Portfolio		Class I	Class N
Management Fees		1.25%	1.25%
Distribution (12b-1) Fees		none	0.50%
Other Expenses		0.32%	0.31%
Acquired Fund Fees and Expenses	[1]	0.62%	0.62%
Total Annual Fund Operating Expenses		2.19%	2.68%
Expense Waiver		(0.08%)	(0.07%)
Total Annual Fund Operating Expenses After Expense Waiver	[2]	2.11%	2.61%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[2]	The Portfolio's adviser has contractually agreed to reduce the Portfolio's fees and/or absorb expenses of the Portfolio until at least May 1, 2019 to ensure that total annual fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses) will not exceed 1.49% and 1.99% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Portfolio's Board of Trustees on 60 days' written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance, policy that may use the Portfolio as its underlying investment medium. If these fees and expenses were included, then the expenses would be higher. Although your actual costs may be higher or lower, the Example shows what your costs would be based upon these assumptions.

The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example - Redwood Managed Volatility Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	214	677	1,167	2,517
Class N	264	826	1,414	3,007

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. For the fiscal year ended December 31, 2017, the Portfolio’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies:

To pursue its investment objective the Portfolio uses a trend-following strategy that seeks to identify the critical turning points in the markets for high yield bonds (also known as “junk bonds”) and bank loans. The Portfolio’s adviser, Redwood Investment Management, LLC (“Redwood” or the “Adviser”) uses a quantitative program that seeks to invest in diversified high yield bond funds, bank loan funds, multi-sector bond funds and other fixed income funds with similar characteristics when the high yield bond and bank loan markets are trending upwards, and short-term fixed income securities when the high yield bond and bank loan markets are trending downwards. Depending on market conditions, the Portfolio may be invested: (i) primarily in high yield bond funds, bank loan funds, multi-sector bond funds and other fixed income funds with similar characteristics; (ii) primarily in short-term fixed income securities; or (iii) a combination of (i) and (ii). The Portfolio also can invest in other income-oriented funds. By tactically allocating its investments, the Portfolio seeks to reduce its exposure to declines in the high yield bond and bank loan markets, thereby seeking to limit downside volatility and downside loss in down-trending markets.

To seek greater investment exposure to the Portfolio’s strategies, the Portfolio has the ability under federal law to leverage its portfolio by borrowing money from a bank in an amount of up to one-third of its assets (which includes the borrowed amount).

The Portfolio gains exposure to the high yield bond and bank loan markets through investments in investment companies, including open-end mutual funds, exchange-traded funds (“ETFs”), and closed-end funds, including business development companies. The investment companies in which the Portfolio invests may invest in securities of any maturity or quality, including securities rated below investment grade. The Portfolio may gain exposure to foreign (non-U.S.) securities, including emerging market securities, to the extent the Portfolio invests in other investment companies that hold securities of foreign (non-U.S.) issuers. The short-term fixed income securities in which the Portfolio invests may include corporate bonds and other corporate debt securities, asset-backed securities, securities issued by the U.S. government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and other interest-bearing instruments or any derivative instrument meant to track the return of any such instrument, and cash. The Portfolio may also invest in money market funds or other investment companies whose assets are comprised primarily of short-term fixed income securities. The Portfolio may invest in short-term fixed income securities of any maturity and credit quality, including securities rated below investment grade (“junk bonds”).

The Adviser employs a total return and downside volatility management investment approach, which seeks to reduce exposure to losses in the markets while capturing gains during up-trends in these markets. However, the Portfolio’s downside volatility may be higher than the general global equity, fixed income, currency and commodity markets over short-term periods.

The Portfolio may invest directly or indirectly in various types of derivatives, including credit default swaps and total return swap contracts, as a substitute for making direct investments in underlying instruments or to reduce certain investment exposures. A credit default swap is a contract that enables an investor to buy or sell protection against a pre-determined issuer credit event. A total return swap is a contract that exchanges a floating rate for the total return of a security or index. While Federal law limits the Portfolio’s bank borrowings to one-third of the Portfolio’s assets (which includes the borrowed amount), the use of derivatives is not limited in the same manner. Federal law generally requires the Portfolio to segregate or “earmark” liquid assets or otherwise cover the market exposure of its derivatives, including swap contracts, credit default swaps, and swaptions. The Portfolio may borrow money to enter into swap contracts that may leverage the Portfolio’s portfolio to a significant degree.

In addition, the Portfolio may engage in active and frequent trading.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. An investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. The Portfolio is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Portfolio’s net asset value and performance.

The Portfolio may invest in securities of other investment companies (“underlying funds”). The Portfolio may be subject to the risks of the securities and other instruments described below through its own direct investments and indirectly through investments in the underlying funds.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transaction and brokerage costs.

• Asset Allocation Risk. Asset allocation risk is the risk that the selection by a manager of a fund in which the Portfolio invests and the allocation of the Portfolio’s assets among the various asset classes and market segments will cause the Portfolio to underperform other funds with similar investment objectives. The Portfolio’s investment in any one fund or asset class may exceed 25% of the Portfolio’s total assets, which may cause it to be subject to greater risk than a more diversified fund.

• Bank Loan Risk. The Portfolio’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial Risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Portfolio will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

• Borrowing Risk. Borrowing for investment purposes creates leverage, which may increase the volatility of the Portfolio. Additionally, money borrowed will be subject to certain costs, such as commitment fees and the cost of maintaining minimum average balances, as well as interest. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Portfolio.

• Cash Positions Risk. The Portfolio may hold a significant position in cash and/or cash equivalent securities. When the Portfolio’s investment in cash or cash equivalent securities increases, the Portfolio may not participate in market advances or declines to the same extent that it would if the Portfolio were more fully invested.

• Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Portfolio. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

• Credit Risk. The risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security or a derivative contract is unwilling or unable to make timely payments to meet its contractual obligations. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

• Credit Default Swap Risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Portfolio bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty.

• Cybersecurity Risk. There is risk to the Portfolio of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

• Derivatives Risk. The derivative instruments in which the Portfolio may invest either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

• Fixed Income Risk. When the Portfolio invests in fixed income securities or derivatives, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Portfolio. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Portfolio, possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.

• Gap Risk. The Portfolio is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Portfolio can exit the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price.

• High-Yield Fixed Income Securities Risk. The fixed income securities held by the Portfolio that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such high-yield securities (commonly known as “junk bonds”) are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities.

• Investment Companies and ETFs Risk. When the Portfolio invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Portfolio also will incur brokerage costs when it purchases and sells ETFs.

• Leveraging Risk. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements or regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Liquidity Risk. Liquidity risk exists when particular investments of the Portfolio would be difficult to purchase or sell, possibly preventing the Portfolio from selling such illiquid securities at an advantageous time or price, or possibly requiring the Portfolio to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

• Managed Volatility Strategy Risk. Securities purchased by the Portfolio may exhibit higher price volatility than anticipated and the Portfolio may not be less volatile than the market as a whole. In addition, there is no guarantee that the Adviser’s managed volatility strategy will consistently minimize market impact. While the Adviser’s managed volatility strategy may limit the Portfolio’s downside risk over time, the Portfolio also may experience lesser gains in a rising market. The Portfolio is not required to engage in trades that manage volatility and may not choose to do so.

• Management Risk. The risk that investment strategies employed by the Adviser in selecting investments for the Portfolio may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. In addition, the Portfolio’s tactical asset allocation strategy may be unsuccessful and may cause the Portfolio to miss attractive investment opportunities while in a defensive position.

• Market Risk. Overall market risk may affect the value of individual instruments in which the Portfolio invests. Factors such as domestic and foreign economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment affect the securities markets. When the value of the Portfolio’s investments goes down, your investment in the Portfolio decreases in value and you could lose money.

• Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolio invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

• Model Risk. The Portfolio will use model-based strategies that, while historically successful, may not be successful on an ongoing basis or could contain unknown errors. In addition, the data used in models may be inaccurate.

• Money Market Instrument Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which the Portfolio invests.

• Rules-Based Strategy Risk. A rules-based investment strategy may not be successful on an ongoing basis or could contain unknown errors. In addition, the data used may be inaccurate.

• Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Portfolio and the risk that the Portfolio will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Portfolio or the counterparty in accordance with its terms. If a swap were to terminate, the Portfolio may be unable to implement its investment strategies and the Portfolio may not be able to seek to achieve its investment objective.

• Swaptions Risk. A swaption is an options contract on a swap agreement. These transactions give a party the right (but not the obligation) to enter into new swap agreements or to shorten, extend, cancel or otherwise modify an existing swap agreement at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The Portfolio may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement. Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars.

• Underlying Fund Risk. The risk that the Portfolio’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Portfolio’s investments in underlying funds will achieve their respective investment objectives. The Portfolio is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

• Valuation Risk. The sale price that the Portfolio could receive for a portfolio security may differ from the Portfolio’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Portfolio’s portfolio may change on days when shareholders will not be able to purchase or sell the Portfolio’s shares.

Performance:

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class N shares for each calendar year since the Portfolio’s inception. Returns for Class I shares, which are not presented in the bar chart, will vary from the returns of Class N shares. Class I shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Portfolio’s Class N and Class I shares over time to the performance of a broad-based market index. The performance information below does not reflect fees and expenses of any variable annuity contract or variable life insurance policy that may use the Portfolio as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by visiting www.redwoodmutualfunds.com or by calling 1-855-RED-FUND (733-3863).

Performance Bar Chart For Calendar Years Ended December 31st: Class N Shares

Best Quarter:	09/30/2016	4.99%
Worst Quarter:	12/31/2015	-3.93%

Performance Table Average Annual Total Returns (For the year ended December 31, 2017)
Average Annual Total Returns - Redwood Managed Volatility Portfolio	1 Year		Since Inception		Inception Date
Class N	7.48%		3.58%	[1]	Oct. 20, 2014
Class I	7.99%		4.76%	[2]	Jan. 15, 2015
Bank of America Merrill Lynch 3-5 Year Treasury Index (reflects no deductions for fees, expenses or taxes)	0.94%	[3]	1.05%	[3],[4]	Oct. 20, 2014
[1]	The inception date of the Portfolio's Class N Shares is October 20, 2014.
[2]	The inception date of the Portfolio's Class I Shares is January 15, 2015.
[3]	The Bank of America Merrill Lynch U.S. 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors cannot invest directly in an index or benchmark.
[4]	The inception date of the Bank of America Merrill Lynch U.S. 3-5 Year Treasury Index is October 20, 2014.